Exhibit 99.1

SLM Student Loan Trust 2011-2

Monthly Servicing Report

Distribution Date 12/26/2023

Collection Period 11/01/2023 - 11/30/2023

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/26/2011	10/31/2023	11/30/2023
	Principal Balance	$752,435,249.40	$158,493,093.95	$155,700,631.06
	Interest to be Capitalized Balance	8,054,313.32	1,370,922.68	1,275,082.44
	Pool Balance	$760,489,562.72	$159,864,016.63	$156,975,713.50
	Capitalized Interest Account Balance	$71,500,000.00	-	-
	Specified Reserve Account Balance	1,933,490.00	- N/A -	- N/A -
	Adjusted Pool (1)	$833,923,052.72	$159,864,016.63	$156,975,713.50
	Weighted Average Coupon (WAC)	5.65%	5.86%	5.86%
	Number of Loans	61,067	9,714	9,566
	Aggregate Outstanding Principal Balance - Tbill		$238,402.33	$158,423.87
	Aggregate Outstanding Principal Balance - SOFR		$159,625,614.30	$156,817,289.63
	Pool Factor		0.206703961	0.202969389
	Since Issued Constant Prepayment Rate		4.27%	4.29%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	11/27/2023	12/26/2023
	A2	78446JAB2	$103,864,016.63	$100,975,713.50
	B	78446JAC0	$24,000,000.00	$24,000,000.00

C	Account Balances	11/27/2023	12/26/2023
	Reserve Account Balance	$1,160,094.00	$1,160,094.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$13,513.48	$2,955.60
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	11/27/2023	12/26/2023
	Adjusted Pool Balance + Supplemental Loan Purchase	$159,864,016.63	$156,975,713.50
	Total Notes	$127,864,016.63	$124,975,713.50
	Difference	$32,000,000.00	$32,000,000.00
	Parity Ratio	1.25027	1.25605

Page 2 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

II.	Trust Activity 11/01/2023 through 11/30/2023

A	Student Loan Principal Receipts
	Borrower Principal	646,268.83
	Guarantor Principal	505,394.99
	Consolidation Activity Principal	1,978,560.20
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	(58.95)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,130,165.07
B	Student Loan Interest Receipts
	Borrower Interest	293,666.22
	Guarantor Interest	38,775.17
	Consolidation Activity Interest	110,478.80
	Special Allowance Payments	888,057.59
	Interest Subsidy Payments	56,544.64
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	6,367.63
	Total Interest Receipts	$1,393,890.05
C	Reserves in Excess of Requirement	-
D	Investment Income	$26,100.23
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$13,513.48
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(141,461.41)
	Floor Income Rebate Fees to Dept. of Education	$(12,852.57)
	Funds Allocated to the Floor Income Rebate Account	$(2,955.60)
M	AVAILABLE FUNDS	$4,406,399.25
N	Non-Cash Principal Activity During Collection Period	$(337,702.18)
O	Non-Reimbursable Losses During Collection Period	$13,712.40
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

III.	2011-2 Portfolio Characteristics

		11/30/2023				10/31/2023
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	DEFERMENT	6.04%	267	$5,026,542.23	3.228%	6.09%	278	$5,545,806.67	3.499%

REPAYMENT:	CURRENT	5.70%	7,810	$112,579,406.12	72.305%	5.69%	7,829	$111,001,849.53	70.036%
	31-60 DAYS DELINQUENT	6.23%	154	$3,485,328.96	2.238%	6.02%	212	$4,415,421.88	2.786%
	61-90 DAYS DELINQUENT	6.16%	118	$2,470,497.15	1.587%	5.89%	138	$3,340,776.56	2.108%
	91-120 DAYS DELINQUENT	5.75%	70	$2,072,157.74	1.331%	5.95%	72	$2,302,136.58	1.453%
	> 120 DAYS DELINQUENT	6.54%	172	$4,704,439.28	3.021%	6.44%	175	$4,296,272.43	2.711%

	FORBEARANCE	6.30%	923	$24,293,679.03	15.603%	6.33%	961	$26,536,019.83	16.743%
	CLAIMS IN PROCESS	6.20%	52	$1,068,580.55	0.686%	6.48%	49	$1,054,810.47	0.666%

TOTAL			9,566	$155,700,631.06	100.00%		9,714	$158,493,093.95	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

IV.	2011-2 Portfolio Characteristics (cont’d)

	11/30/2023	10/31/2023
Pool Balance	$156,975,713.50	$159,864,016.63
Outstanding Borrower Accrued Interest	$5,928,349.73	$6,000,151.72
Borrower Accrued Interest to be Capitalized	$1,275,082.44	$1,370,922.68
Borrower Accrued Interest >30 Days Delinquent	$487,521.21	$549,235.07
Total # Loans	9,566	9,714
Total # Borrowers	5,326	5,413
Weighted Average Coupon	5.86%	5.86%
Weighted Average Remaining Term	188.06	188.33
Non-Reimbursable Losses	$13,712.40	$555.36
Cumulative Non-Reimbursable Losses	$2,896,025.87	$2,882,313.47
Since Issued Constant Prepayment Rate (CPR)	4.29%	4.27%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$16,748.86	$16,748.86
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$351,469.24	$527,514.02
Borrower Interest Accrued	$720,664.49	$758,451.13
Interest Subsidy Payments Accrued	$16,891.24	$18,374.55
Special Allowance Payments Accrued	$292,022.91	$305,328.77

Page 5 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

V.	2011-2 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	0.00%	0	-	0.000%
	- GSL - Unsubsidized	0.00%	0	-	0.000%
	- PLUS (2) Loans	0.00%	0	-	0.000%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	5.86%	9,566	155,700,631.06	100.000%
Total		5.86%	9,566	$155,700,631.06	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	0.00%	0	-	0.000%
	- Two Year	0.00%	0	-	0.000%
	- Technical	0.00%	0	-	0.000%
	- Other	5.86%	9,566	155,700,631.06	100.000%
	Total	5.86%	9,566	$155,700,631.06	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VI.	2011-2 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$4,406,399.25
A	Trustee Fees	-	$4,406,399.25
B	Primary Servicing Fee	$34,528.56	$4,371,870.69
C	Administration Fee	$6,667.00	$4,365,203.69
D	Class A Noteholders’ Interest Distribution Amount	$555,772.11	$3,809,431.58
E	Class B Noteholders’ Interest Distribution Amount	$122,623.02	$3,686,808.56
F	Reserve Account Reinstatement	-	$3,686,808.56
G	Class A Noteholders’ Principal Distribution Amount	$2,888,303.13	$798,505.43
H	Class B Noteholders’ Principal Distribution Amount	-	$798,505.43
I	Unpaid Expenses of The Trustees	-	$798,505.43
J	Carryover Servicing Fee	-	$798,505.43
K	Remaining Amounts to the Noteholders after the first auction date	-	$798,505.43
L	To the Lender under the Loan Agreement in repayment of the unpaid principal amount of the L	$798,505.43	-
M	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$155,700,631.06
B	Interest to be Capitalized	$1,275,082.44
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,160,094.00
E	Less: Specified Reserve Account Balance	$(1,160,094.00)
F	Total	$156,975,713.50
G	Class A Notes Outstanding (after application of available funds)	$100,975,713.50
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VII.	2011-2 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	78446JAB2	78446JAC0
Beginning Balance	$103,864,016.63	$24,000,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	1.20%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	11/27/2023	11/27/2023
Accrual Period End	12/26/2023	12/26/2023
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	6.64257%	6.34257%
Accrued Interest Factor	0.005350959	0.005109293
Current Interest Due	$555,772.11	$122,623.02
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$555,772.11	$122,623.02
Interest Paid	$555,772.11	$122,623.02
Interest Shortfall	-	-
Principal Paid	$2,888,303.13	-
Ending Principal Balance	$100,975,713.50	$24,000,000.00
Paydown Factor	0.016504589	0.000000000
Ending Balance Factor	0.577004077	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

VIII.	2011-2 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$127,864,016.63
	Adjusted Pool Balance	$156,975,713.50
	Overcollateralization Amount	$32,000,000.00
	Principal Distribution Amount	$2,888,303.13
	Principal Distribution Amount Paid	$2,888,303.13

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,160,094.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,160,094.00
	Required Reserve Acct Balance	$1,160,094.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,160,094.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$13,513.48
	Deposits for the Period	$2,955.60
	Release to Collection Account	$(13,513.48)
	Ending Balance	$2,955.60

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023

IX.	2011-2 Other Characteristics

Principal Balance of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	$2,176,545.26	$10,538,302.23	$54,322,491.03	$67,037,338.52
Unsubsidized Consolidation Loans	$3,045,390.82	$15,103,944.81	$71,789,039.35	$89,938,374.98
Total	$5,221,936.08	$25,642,247.04	$126,111,530.38	$156,975,713.50

Weighted Average Remaining Term of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	196	228	162	174
Unsubsidized Consolidation Loans	236	255	185	199
Total	219	244	175	188

Weighted Average Coupon of All Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	5.911%	6.188%	5.715%	5.796%
Unsubsidized Consolidation Loans	6.132%	6.395%	5.787%	5.901%
Total	6.040%	6.310%	5.756%	5.856%

Weighted Average SAP Margin of All SOFR Based Loans
	Deferment	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	2.397%	2.297%	2.414%	2.395%
Unsubsidized Consolidation Loans	2.355%	2.260%	2.386%	2.364%
Total	2.373%	2.276%	2.398%	2.377%

Weighted Average SAP Margin of All T-Bill Based Loans
	Forbearance	Repayment	Grand Total
Subsidized Consolidation Loans	0.000%	3.100%	3.100%
Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%
Total	3.100%	3.100%	3.100%

Page 10 of 10	Trust 2011-2 Monthly Servicing Report: Collection Period 11/01/2023 - 11/30/2023, Distribution Date 12/26/2023